Shareholder Report, Average Annual Return (Details) 191225_Chase Growth Fund_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Class N
Average Annual Return, Percent	19.73%	16.39%	14.09%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Lipper Multi Cap Growth Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Average Annual Return, Percent	23.15%	11.99%	14.79%